Fair Value of Financial Assets and Liabilities - Carrying Amounts of Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Apr. 01, 2019
Financial assets:
Trading assets	¥ 2,551,814	¥ 2,785,016
Derivative financial instruments	5,458,185	6,279,801
Financial assets at fair value through profit or loss	1,119,531	1,478,356
Debt investments	20,313,173	18,054,164
Financial liabilities:
Trading liabilities	1,713,338	2,018,484
Derivative financial instruments	4,604,721	5,555,201
Financial liabilities designated at fair value through profit or loss	99,730
At fair value [member]
Financial assets:
Trading assets	2,551,814	2,785,016
Derivative financial instruments	5,458,185	6,279,801
Financial assets at fair value through profit or loss	1,119,531	1,478,356	¥ 16,434	¥ 15,944
Debt investments	20,313,173	18,054,164
Investment securities at fair value through other comprehensive income	24,289,757	21,543,615
Total	33,419,287	32,086,788
Financial liabilities:
Trading liabilities	1,713,338	2,018,484
Derivative financial instruments	4,604,721	5,555,201
Others	(9,252)	(57,549)
Total	6,408,537	7,516,136
At fair value [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	99,730
At fair value [member] | Level 1 [member]
Financial assets:
Trading assets	2,107,245	2,426,360
Derivative financial instruments	94,934	146,438
Financial assets at fair value through profit or loss	256,666	212,042
Debt investments	14,912,927	12,026,311
Investment securities at fair value through other comprehensive income	18,456,844	15,100,087
Total	20,915,689	17,884,927
Financial liabilities:
Trading liabilities	1,620,892	1,931,378
Derivative financial instruments	90,773	152,580
Total	1,711,665	2,083,958
At fair value [member] | Level 2 [member]
Financial assets:
Trading assets	444,569	358,656
Derivative financial instruments	5,346,093	6,095,349
Financial assets at fair value through profit or loss	288,593	682,375
Debt investments	5,400,246	6,027,853
Investment securities at fair value through other comprehensive income	5,410,244	6,036,138
Total	11,489,499	13,172,518
Financial liabilities:
Trading liabilities	92,446	87,106
Derivative financial instruments	4,476,422	5,323,850
Others	(6,417)	(6,534)
Total	4,586,544	5,404,422
At fair value [member] | Level 2 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	11,259
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	17,158	38,014
Financial assets at fair value through profit or loss	574,272	583,939
Investment securities at fair value through other comprehensive income	422,669	407,390
Total	1,014,099	1,029,343
Financial liabilities:
Derivative financial instruments	37,526	78,771
Others	(15,669)	(51,015)
Total	110,328	27,756
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	88,471
At fair value [member] | Debt instruments [member]
Financial assets:
Trading assets	2,192,762	2,545,703
Financial assets at fair value through profit or loss	1,082,153	1,454,387
Debt investments	6,448,523	6,774,410
Financial liabilities:
Trading liabilities	1,637,155	1,915,687
At fair value [member] | Debt instruments [member] | Level 1 [member]
Financial assets:
Trading assets	1,748,302	2,191,635
Financial assets at fair value through profit or loss	244,049	209,545
Debt investments	1,048,277	746,557
Financial liabilities:
Trading liabilities	1,578,448	1,880,605
At fair value [member] | Debt instruments [member] | Level 2 [member]
Financial assets:
Trading assets	444,460	354,068
Financial assets at fair value through profit or loss	287,469	682,019
Debt investments	5,400,246	6,027,853
Financial liabilities:
Trading liabilities	58,707	35,082
At fair value [member] | Debt instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	550,635	562,823
At fair value [member] | Equity instruments [member]
Financial assets:
Trading assets	359,052	239,313
Financial liabilities:
Trading liabilities	76,183	102,797
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Trading assets	358,943	234,725
Financial liabilities:
Trading liabilities	42,444	50,773
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Trading assets	109	4,588
Financial liabilities:
Trading liabilities	33,739	52,024
At fair value [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	37,378	23,969
At fair value [member] | Equity instruments [member] | Level 1 [member]
Financial assets:
Financial assets at fair value through profit or loss	12,617	2,497
At fair value [member] | Equity instruments [member] | Level 2 [member]
Financial assets:
Financial assets at fair value through profit or loss	1,124	356
At fair value [member] | Equity instruments [member] | Level 3 [member]
Financial assets:
Financial assets at fair value through profit or loss	23,637	21,116
At fair value [member] | Interest rate derivatives [member]
Financial assets:
Derivative financial instruments	3,983,948	4,111,526
Financial liabilities:
Derivative financial instruments	3,223,838	3,482,389
At fair value [member] | Interest rate derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	55,281	100,558
Financial liabilities:
Derivative financial instruments	31,916	62,135
At fair value [member] | Interest rate derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	3,928,341	4,009,820
Financial liabilities:
Derivative financial instruments	3,188,929	3,416,391
At fair value [member] | Interest rate derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	326	1,148
Financial liabilities:
Derivative financial instruments	2,993	3,863
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	1,388,411	2,043,784
Financial liabilities:
Derivative financial instruments	1,264,331	1,894,461
At fair value [member] | Currency derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	78
Financial liabilities:
Derivative financial instruments		8
At fair value [member] | Currency derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	1,387,712	2,032,117
Financial liabilities:
Derivative financial instruments	1,257,325	1,863,217
At fair value [member] | Currency derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	621	11,667
Financial liabilities:
Derivative financial instruments	7,006	31,236
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	54,476	91,166
Financial liabilities:
Derivative financial instruments	85,174	143,084
At fair value [member] | Equity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	37,382	45,699
Financial liabilities:
Derivative financial instruments	56,479	90,048
At fair value [member] | Equity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	2,586	20,951
Financial liabilities:
Derivative financial instruments	1,407	10,790
At fair value [member] | Equity derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	14,508	24,516
Financial liabilities:
Derivative financial instruments	27,288	42,246
At fair value [member] | Commodity derivatives [member]
Financial assets:
Derivative financial instruments	11,468	16,823
Financial liabilities:
Derivative financial instruments	9,617	14,715
At fair value [member] | Commodity derivatives [member] | Level 1 [member]
Financial assets:
Derivative financial instruments	2,193	181
Financial liabilities:
Derivative financial instruments	2,378	389
At fair value [member] | Commodity derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	9,275	16,642
Financial liabilities:
Derivative financial instruments	7,239	14,326
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	19,882	16,502
Financial liabilities:
Derivative financial instruments	21,761	20,552
At fair value [member] | Credit derivatives [member] | Level 2 [member]
Financial assets:
Derivative financial instruments	18,179	15,819
Financial liabilities:
Derivative financial instruments	21,522	19,126
At fair value [member] | Credit derivatives [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	1,703	683
Financial liabilities:
Derivative financial instruments	239	1,426
At fair value [member] | Japanese government bonds [member]
Financial assets:
Debt investments	10,289,319	6,785,068
At fair value [member] | Japanese government bonds [member] | Level 1 [member]
Financial assets:
Debt investments	10,289,319	6,785,068
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member]
Financial assets:
Debt investments	3,575,331	4,494,686
At fair value [member] | U.S. Treasury and other U.S. government agency bonds [member] | Level 1 [member]
Financial assets:
Debt investments	3,575,331	4,494,686
At fair value [member] | Investment securities [member]
Financial assets:
Debt investments	3,976,584	3,489,451
At fair value [member] | Investment securities [member] | Level 1 [member]
Financial assets:
Debt investments	3,543,917	3,073,776
At fair value [member] | Investment securities [member] | Level 2 [member]
Financial assets:
Debt investments	9,998	8,285
At fair value [member] | Investment securities [member] | Level 3 [member]
Financial assets:
Debt investments	¥ 422,669	¥ 407,390